Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
20)	Subsequent Events

On June 6, 2013, the Boards of Directors of Lamplighter Financial, MHC and the Company adopted a Plan of Conversion and Reorganization (the “Plan”).  Pursuant to the Plan, Lamplighter Financial, MHC will convert from the mutual holding company form of organization to the fully public form.  Lamplighter Financial, MHC will be merged into the Company, and Lamplighter Financial, MHC will no longer exist.  The Company will then merge into a new Maryland corporation also named Waterstone Financial, Inc.  As part of the conversion, Lamplighter Financial, MHC’s ownership interest of the Company will be offered for sale in a public offering.  The existing publicly held shares of the Company, which represent the remaining ownership interest in the Company, will be exchanged for new shares of common stock of the new Maryland corporation.  The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of common stock of the new Maryland corporation that they owned immediately prior to the completion of the conversion and public offering (excluding shares purchased in the stock offering and cash received in lieu of fractional shares).  When the conversion and public offering are completed, all of the capital stock of the Bank will be owned by the new Maryland corporation.

The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Bank in an amount equal to the greater of Lamplighter Financial, MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus or the retained earnings of the Bank at the time it reorganized into Lamplighter Financial, MHC.  Following the completion of the conversion, under the rules of the Board of Governors of the Federal Reserve System, the Bank will not be permitted to pay dividends on its capital stock to Waterstone Financial, Inc., its sole shareholder, if the Bank’s shareholder’s equity would be reduced below the amount of the liquidation accounts.  The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits.  Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.

Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering.  No costs have been incurred as of December 31, 2012 related to the conversion.